Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2020
Nature of Business and Organization [Abstract]
Schedule of accompanying consolidated financial statements
Name	Background		Ownership
Orient Plus International Limited (“Orient Plus”)	●	A British Virgin Islands (“BVI”) company	100% owned by Ebang International
	●	Incorporated on June 6, 2018
	●	A holding company

Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite	●	A Hong Kong company	100% owned by Orient Plus
	●	Incorporated on February 12, 2016
	●	A Trading company

Power Ebang Limited (“Power Ebang”)	●	A British Virgin Islands company	100% owned by Ebang International
	●	Incorporated on February 26, 2018
	●	A holding company

Hong Kong Ebang Technology Co., Ltd. (“HK Ebang Technology”)	●	A Hong Kong company	100% owned by Power Ebang
	●	Incorporated on February 12, 2018
	●	A holding company

Leader Forever Holdings Limited (“Leader Forever”)	●	A British Virgin Islands company	100% owned by Ebang International
	●	Incorporated on January 7, 2019
	●	A holding company

Hong Kong Ebang Information Co., Ltd. (“HK Ebang Information”)	●	A Hong Kong company	100% owned by Leader Forever
	●	Incorporated on April 1, 2019
	●	A Trading company

Hangzhou Ebang Hongfa Technology Co., Ltd. (“Ebang Hongfa”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by HK Ebang Technology
	●	Incorporated on February 11, 2018
	●	A holding company

Hangzhou Ebang Hongling Technology Co., Ltd. (“Ebang Hongling”)	●	A PRC limited liability company	100% owned by Ebang Hongfa
	●	Incorporated on July 3, 2019
Wuhai Ebang Information Technology Co., Ltd. (“Wuhai Ebang”)	●	A PRC limited liability company	100% owned by Ebang Hongling
	●	Incorporated on September 18, 2017

Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”)	●	A PRC limited liability company	99.99% owned by Ebang Hongfa
	●	Incorporated on January 21, 2010

Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”)	●	A PRC limited liability company	100% owned by Zhejiang Ebang
	●	Incorporated on August 11, 2010

Yunnan Ebang Information Technology Co., Ltd. (“Yunnan Ebang”)	●	A PRC limited liability company	100% owned by Zhejiang Ebang
	●	Incorporated on June 28, 2016

Hangzhou Yiquansheng Communication Technology Co., Ltd. (formerly known as Suzhou Yiquansheng Communication Technology Co., Ltd.) (“Hangzhou Yiquansheng”)*	●	A PRC limited liability company	100% owned by Zhejiang Ebang before disposed by the Company in Dec. 2020*
	●	Incorporated on April 2, 2018

Hangzhou Ebang Jusheng Technology Co., Ltd. (“Ebang Jusheng”)	●	A PRC limited liability company	100% owned by Ebang Hongfa
	●	Incorporated on January 3, 2018

Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”)	●	A PRC limited liability company	51.05% owned by Ebang Hongfa
	●	Incorporated on December 31, 2015
*	In December 2020, the Company sold 100% of the equity ownership of Hangzhou Yiquansheng to an affiliate controlled by Mr. Dong Hu, CEO of the Company. Hangzhou Yiquansheng did not conduct significant operation for the Company and the disposal does not cause a shift in the Company’s operating strategy. As a result, the disposal is accounted for as a sale of asset to an entity under common control. The gain on disposal of Hangzhou Yiquansheng is included in the statements of changes in equity.